Cash and Short-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash	$ 847	$ 434	$ 10
Short-term investments	721	27	2
Cash and short-term investments (note 4)	$ 1,568	$ 461	$ 12